UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGMENET INVESTMENT COMPANIES

Investment Company Act file number 811-22386

Excelsior Venture Partners III, LLC

(Exact name of registrant as specified in charter)

225 High Ridge Road

Stamford, CT 06905

(Address of principal executive offices) (Zip code)

James D. Bowden

Bank of America Capital Advisors, LLC

100 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-637-2587

Date of fiscal year end: October 31

Date of reporting period: October 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Reports to Stockholders.

EXCELSIOR

VENTURE PARTNERS III, LLC

INVESTOR REPORT

For the Year Ended

October 31, 2013

EXCELSIOR VENTURE PARTNERS III, LLC

For the Year Ended October 31, 2013

Index	Page No.

FINANCIAL INFORMATION

Report of Independent Registered Public Accounting Firm	1

Schedule of Investments	2-4

Statement of Assets, Liabilities and Net Assets	5

Statement of Operations	6

Statements of Changes in Net Assets	7

Statement of Cash Flows	8

Financial Highlights	9

Notes to Financial Statements	10-19

ADDITIONAL INFORMATION (Unaudited)

Advisory Agreement Approval	20-21

Proxy Voting and Form N-Q	22

Information pertaining to the Board of Managers of the Company	23

Information pertaining to the Officers of the Company	24

Report of Independent Registered Public Accounting Firm

To the Board of Managers and Members of

Excelsior Venture Partners III, LLC:

In our opinion, the accompanying statement of assets, liabilities and net assets, including the schedule of investments, and the related statements of operations and of changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of Excelsior Venture Partners III, LLC (the "Fund") at October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the custodian and underlying portfolio funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

December 20, 2013

PricewaterhouseCoopers LLP, 125 High Street, Boston, MA 02110

T: (617) 530 5000, F:(617) 530 5001, www.pwc.com/us

1

Excelsior Venture Partners III, LLC
Schedule of Investments
October 31, 2013

Principal Amount/Shares	Private Companies (A), (B), (I), (J)	Acquisition Dates (C)	Cost	Fair Value	% of Net Assets (D)

Common Stocks
Medical Technology
7,882	Recorders and Medicare Systems (P) Ltd. (E)	12/08	$382,623	$—	—%
	TOTAL COMMON STOCKS - PRIVATE COMPANIES		382,623	—	—%

Liquidating Trusts
Life Sciences
1,999,999	Archemix Liquidating Trust Preferred Series A (K)	08/02 - 11/03	1,999,999	—	—%
700,000	Archemix Liquidating Trust Preferred Series B (K)	03/04 - 12/05	335,187	—	—%
	TOTAL LIQUIDATING TRUSTS - PRIVATE COMPANIES		2,335,186	—	—%

Preferred Stocks
Enterprise Software
4,542,763	SOA Software, Inc. Series F (F)	05/08	5,681,135	—	—%

Wireless
4,433,333	Ethertronics, Inc. Series B (G)	06/01 - 05/04	6,650,000	17,073,638	43.67%
1,969,205	Ethertronics, Inc. Series C (G)	05/05 - 03/10	2,953,808	7,583,797	19.40%
758,542	Ethertronics, Inc. Series D (G)	03/09	1,137,813	2,921,293	7.47%
			10,741,621	27,578,728	70.54%
	TOTAL PREFERRED STOCKS - PRIVATE COMPANIES		16,422,756	27,578,728	70.54%

	TOTAL PRIVATE COMPANIES		19,140,565	27,578,728	70.54%

The accompanying notes are an integral part of these financial statements.

2

Excelsior Venture Partners III, LLC
Schedule of Investments (continued)
October 31, 2013

Percent Owned (H)	Private Investment Funds (A), (B), (I), (J)	Acquisition Dates (C)	Commitment	Cost	Fair Value	% of Net Assets (D)

Early-Stage Information Technology
0.98%	Sevin Rosen Fund IX, L.P.	10/04 - 08/11	$3,000,000	$2,376,609	$1,352,651	3.46%
2.36%	Tallwood II, L.P.	12/02 - 09/08	3,000,000	2,535,833	373,750	0.96%
1.70%	Valhalla Partners, L.P.	10/03 – 08/12	3,000,000	1,471,572	1,183,387	3.03%
			9,000,000	6,384,014	2,909,788	7.45%

Early-Stage Life Sciences and Technology
1.07%	Burrill Life Sciences Capital Fund, L.P.	12/02 - 09/13	3,000,000	—	247,373	0.63%
1.18%	CHL Medical Partners II, L.P.	01/02 - 05/09	2,000,000	245,725	515,951	1.32%
1.03%	CMEA Ventures VI, L.P.	12/03 - 07/13	3,000,000	2,541,267	1,337,243	3.42%
			8,000,000	2,786,992	2,100,567	5.37%

Multi-Stage Life Sciences, Communications and Health Care
0.35%	Advanced Technology Ventures VII, L.P.	08/01 - 09/13	2,700,000	1,252,828	1,730,615	4.43%
0.34%	Morgenthaler Partners VII, L.P.	07/01 - 01/10	3,000,000	843,391	587,647	1.50%
0.59%	Prospect Venture Partners II, L.P.	06/01 - 12/12	3,000,000	—	418,311	1.07%
			8,700,000	2,096,219	2,736,573	7.00%
	TOTAL PRIVATE INVESTMENT FUNDS			11,267,225	7,746,928	19.82%

	TOTAL INVESTMENTS		$25,700,000	$30,407,790	35,325,656	90.36%

	OTHER ASSETS & LIABILITIES (NET)				3,769,261	9.64%
	NET ASSETS				$39,094,917	100.00%

(A)	Non-income producing securities. Restricted as to public resale and illiquid.
(B)	Total cost of illiquid and restricted investments at October 31, 2013, aggregated $30,407,790. Total fair value of illiquid and restricted investments at October 31, 2013 was $35,325,656, or 90.36% of net assets.
(C)	Acquisition Dates cover a period from the original investment date to the last acquisition date and is a required disclosure for restricted investments only.
(D)	Calculated as fair value divided by the Company's net assets.
(E)	Tensys Medical, Inc. merged with Recorders and Medicare Systems (P) Ltd. on December 19, 2008. As of January 2, 2010, Recorders and Medicare Systems (P) Ltd. became a subsidiary of HBM Bio Ventures (Cayman) Ltd.
(F)	LogicLibrary, Inc. merged with SOA Software, Inc. on May 1, 2008.
(G)	At October 31, 2013, the Company owned 5% or more of Ethertronics, Inc. voting securities, thereby making Ethertronics, Inc. an affiliate as defined by the Investment Company Act of 1940, as amended (the "Investment Company Act"). Total fair value of securities of affiliates owned by the Company at October 31, 2013 (including investments in controlled affiliates) was $27,578,728, or 70.54% of net assets.
(H)	Represents the Company's capital balance as a percentage of the Private Investment Fund's total capital or the Private Investment Fund's commitment as a percentage of the Private Investment Fund's total commitments.

The accompanying notes are an integral part of these financial statements.

3

Excelsior Venture Partners III, LLC
Schedule of Investments (continued)
October 31, 2013

(I)	The estimated cost of the Private Companies at October 31, 2013, for federal income tax purposes aggregated $21,131,500. The net unrealized appreciation for federal income tax purposes was estimated to be $6,447,228. The net appreciation consisted of gross unrealized appreciation and gross unrealized depreciation of $16,837,107 and $10,389,879 respectively. The estimated cost of the Private Investment Funds at October 31, 2013, for federal income tax purposes aggregated $9,668,441. The net unrealized depreciation for federal income tax purposes was estimated to be $1,921,513. The net depreciation consisted of gross unrealized appreciation and gross unrealized depreciation of $920,772 and $2,842,285, respectively.
(J)	All investments are based in the United States with the exception of Recorders and Medicare Systems (P) Ltd. which is located in India.
(K)	In addition to the fair value, Archemix unit holders may receive future amounts and possible milestone based earn outs. Contingent payments are subject to numerous risks and uncertainties, and therefore payments may never be earned or if earned may not be earned at the times currently estimated.

The accompanying notes are an integral part of these financial statements.

4

Excelsior Venture Partners III, LLC
Statement of Assets, Liabilities and Net Assets
October 31, 2013

ASSETS:
Unaffiliated issuers, at fair value (Cost $19,666,169)	$7,746,928
Non-controlled affiliated issuers, at fair value (Cost $10,741,621)	27,578,728
Investments, at fair value (Cost $30,407,790)	35,325,656
Cash and cash equivalents (Note 2)	3,895,780
Receivable for securities sold	136,760
Total Assets	39,358,196

LIABILITIES:
Professional fees payable	117,517
Management fees payable	96,952
Printing fees payable	20,823
Administration fees payable	12,265
Board of Managers' fees payable	10,500
Custody fees payable	4,683
Distribution payable to Members	539
Total Liabilities	263,279

NET ASSETS	$39,094,917

NET ASSETS consist of:
Members' capital paid-in*	$146,136,782
Members' capital distributed	(49,075,765)
Accumulated net investment income/(loss)	(13,733,753)
Accumulated net realized gain/(loss) on investments	(49,150,213)
Accumulated unrealized appreciation on investments	4,917,866
Total Net Assets	$39,094,917
Units of membership interest outstanding (Unlimited number of no par value units authorized)	295,210
NET ASSET VALUE PER UNIT	$132.43

*	Members’ capital paid-in consists of contributions from Members which are net of offering costs charged to the Members.

The accompanying notes are an integral part of these financial statements.

5

Excelsior Venture Partners III, LLC
Statement of Operations
For the year ended October 31, 2013

INVESTMENT INCOME:
Interest income	$386
Total Investment Income	386

EXPENSES:
Management fees	408,014
Professional fees	222,910
Administration fees	69,092
Board of Managers' fees	65,000
Printing fees	45,261
Insurance expense	25,698
Custody fees	18,818
Other expenses	22,325
Total Expenses	877,118
NET INVESTMENT LOSS	(876,732)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS: (Note 2)
Net realized gain on unaffiliated investments	150,083
Net change in unrealized appreciation/(depreciation) on investments	(9,205,555)
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	(9,055,472)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(9,932,204)

The accompanying notes are an integral part of these financial statements.

6

Excelsior Venture Partners III, LLC

Statement of Changes in Net Assets

	For the Years Ended October 31,
	2013	2012

OPERATIONS:
Net investment loss	$(876,732)	$(907,969)
Net realized gain on unaffiliated investments	150,083	311,893
Net change in unrealized appreciation/(depreciation) on investments	(9,205,555)	16,538,427
Net change in net assets resulting from operations	(9,932,204)	15,942,351

TRANSACTIONS IN UNITS OF MEMBERSHIP INTEREST:
Net decrease in net assets resulting from distributions to Members	(1,771,261)	(1,697,460)

Net change in net assets	(11,703,465)	14,244,891

NET ASSETS:
Beginning of period	50,798,382	36,553,491
End of period	$39,094,917	$50,798,382

The accompanying notes are an integral part of these financial statements.

7

Excelsior Venture Partners III, LLC

Statement of Cash Flows
For the year ended October 31, 2013

CASH FLOWS FROM OPERATING ACTIVITIES:
Net decrease in net assets resulting from operations	$(9,932,204)
Purchases of investments	(271,564)
Proceeds received from Private Companies and distributions received from Private Investment Funds	958,511
Adjustments to reconcile net change in net assets resulting from operations to net cash provided by/(used in) operating activities:
Net realized gain on unaffiliated investments	(150,083)
Net change in unrealized (appreciation)/depreciation on investments	9,205,555
Changes in assets and liabilities related to operations
Increase/(decrease) in professional fees payable	(89,864)
Increase/(decrease) in management fees payable	(16,810)
Increase/(decrease) in printing fees payable	(1,754)
Increase/(decrease) in administration fees payable	(606)
Increase/(decrease) in custody fees payable	3,109
Increase/(decrease) in other payables	(8,623)

Net cash provided by/(used in) operating activities	(304,333)

CASH FLOWS FROM FINANCING ACTIVITIES
Distributions to Members	(1,770,919)

Net cash provided by/(used in) financing activities	(1,770,919)

Net change in cash and cash equivalents	(2,075,252)
Cash and cash equivalents at beginning of year	5,971,032
Cash and cash equivalents at end of year	$3,895,780

NONCASH ACTIVITIES
Receipt of in-kind distributions of securities from Private Investment Funds, at value on the date of distribution	$308,496

The accompanying notes are an integral part of these financial statements.

8

Excelsior Venture Partners III, LLC

Financial Highlights

	Fiscal Years Ended October 31,
	2013	2012	2011	2010	2009
Per Unit Operating Performance: (1)
NET ASSET VALUE, BEGINNING OF YEAR:	$172.08	$123.82	$126.42	$113.35	$136.44
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(2.97)	(3.07)	(3.39)	(3.67)	(3.68)
Net realized and unrealized gain/(loss) on investments	(30.68)	57.08	7.29	19.74	(12.41)
Net increase/(decrease) in net assets resulting from operations	(33.65)	54.01	3.90	16.07	(16.09)
DISTRIBUTIONS TO MEMBERS:
Net change in net assets due to distributions to Members	(6.00)	(5.75)	(6.50)	(3.00)	(7.00)
NET ASSET VALUE, END OF YEAR:	$132.43	$172.08	$123.82	$126.42	$113.35
TOTAL NET ASSET VALUE RETURN: (1), (2)	(19.70%)	45.74%	2.93%	14.00%	(11.99%)

RATIOS TO AVERAGE NET ASSETS:
Net Assets, End of Period (000's)	$39,095	$50,798	$36,553	$37,321	$33,462
Ratios to Average Net Assets: (3), (4)
Gross expenses	2.08%	2.47%	2.61%	3.00%	2.97%
Net expenses	2.08%	2.47%	2.61%	3.00%	2.97%
Net investment loss	(2.08%)	(2.47%)	(2.60%)	(2.99%)	(2.94%)
Portfolio Turnover Rate(5)	0.72%	0.37%	1.51%	2.28%	3.97%

(1)	Selected data for a unit of membership interest outstanding throughout each period.

(2)	Total investment return based on per unit net asset value reflects the effects of changes in net asset value based on the performance of the Company during the period and assumes that distributions, if any, were reinvested at the Company’s net asset value as of the quarter-end immediately following the distribution date. The Company’s units are not traded in any market and, therefore, the market value total investment return is not calculated.

(3)	Ratios do not reflect the Company’s proportional share of net investment income (loss) and expenses, including any performance-based fees, of the Private Investment Funds.

(4)	The Private Investment Funds' expense ratios have been obtained from audited financial statements of the respective Private Investment Funds for the fiscal year ended December 31, 2012 but are unaudited information in these financial statements. The range for these ratios is given below:

Private Investment Funds' Ratios (Unaudited)	Ratio Range
Expense ratios excluding incentive carried interest	0.30% - 4.30%
Incentive carried interest	(6.50%) - 6.80%
Expense plus incentive carried interest	(2.66%) - 8.50%

The Private Investment Funds' management fees range from 2.00% to 2.50% on committed capital during the initial investment period and typically decrease over time as the Private Investment Funds seek to exit investments. The Private Investment Funds' incentive fees range from 20% to 25% of profits generated by the Private Investment Funds.

(5)	Contributions paid to Private Investment Funds are included in the portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

9

Excelsior Venture Partners III, LLC

Notes to Financial Statements
For Year Ended October 31, 2013

Note 1 — Organization

Excelsior Venture Partners III, LLC (the "Company") is a non-diversified, closed-end management investment company, which commenced operations on April 5, 2001. The Company was organized as a Delaware limited liability company on February 18, 2000. The Company registered its initial offering of units under the Securities Act of 1933, as amended (the "Securities Act"). The duration of the Company is ten years (subject to two 2-year extensions) from the final subscription closing, which occurred on May 11, 2001, at which time the affairs of the Company will be wound up and its assets distributed pro rata to members of the Company ("Members") as soon as is practicable thereafter. On March 21, 2013 the Company’s Board of Managers (the “Board” or “Board of Managers”) authorized a second extension of the duration of the Company until May 21, 2015.

Pursuant to the Registration Statement on Form N-2 (File No. 333-30986), which was originally declared effective on September 7, 2000, the Company was authorized to offer an unlimited number of units of membership interest with no par value. The Company sold 295,210 units via a public offering, which closed on May 11, 2001, for gross proceeds totaling $147,605,000. At the time, units of the Company were made available through Charles Schwab & Co., Inc., the Company’s principal distributor.

The Company incurred offering costs associated with the public offering totaling $1,468,218. Net proceeds to the Company from the public offering, after offering costs, totaled $146,136,782.

Until January 29, 2010, the Company was treated as a business development company, or "BDC", under the Investment Company Act of 1940, as amended (the "Investment Company Act"). BDCs are a specific type of investment company, as defined and regulated by the Investment Company Act, which focus primarily on investing in the privately issued securities of eligible portfolio companies, as defined by the Investment Company Act. A BDC must also make available significant managerial assistance to such companies.

At a special meeting held on December 10, 2009, Members of the Company approved a proposal to withdraw the Company's election to be treated as a BDC and continue its operations as a registered closed-end management investment company.  The registration of the Company under the Investment Company Act became effective on January 29, 2010.

The Company’s investment objective is to achieve long-term capital appreciation primarily by investing in domestic venture capital and other private companies ("Private Companies") and, to a lesser extent, domestic and international private funds ("Private Investment Funds"), negotiated private investments in public companies and international direct investments that Bank of America Capital Advisors LLC ("BACA" or the "Investment Adviser") believes offer significant long-term capital appreciation. Private Companies are companies in which the equity is closely held by company founders, management and/or a limited number of institutional investors. The Company does not have the right to demand that such equity securities be registered under the Securities Act.

BACA, a Delaware limited liability company and a registered investment adviser under the Investment Advisers Act of 1940, as amended, serves as investment adviser for the Company. Its principal offices are located at 100 Federal Street, Boston, MA 02110. The Investment Adviser is an indirect wholly-owned subsidiary of, and is controlled by, Bank of America Corporation ("Bank of America"), a financial holding company which has its principal executive offices at 101 North Tryon Street, Charlotte, NC 28255. BACA is responsible for identifying, evaluating, structuring, monitoring and disposing of the Company’s investments and for performing the management and administrative services necessary for the operation of the Company. All officers of the Company are employees and/or officers of the Investment Adviser. The Investment Adviser is compensated as described in Note 3.

Prior to May 29, 2008, the Company’s investment adviser was UST Advisers, Inc. (the "former investment adviser"). On May 29, 2008, BACA assumed the responsibilities of the former investment adviser to the Company as a result of a transfer (the "Transfer") of the former investment adviser’s rights and obligations under the Advisory Agreement (as defined below) between the Company and the former investment adviser dated July 1, 2007. The Transfer was approved by the Company’s Board of Managers on March 11, 2008. This change was a product of corporate mergers resulting from the acquisition by Bank of America of U.S. Trust Corporation (“U.S. Trust Corp.”) in July 2007. The Transfer of the Advisory Agreement from the former investment adviser to BACA did not change (i) the way the Company was managed, including the level of services provided, (ii) the team of investment professionals providing services to the Company, or (iii) the management and incentive fees paid by the Company. Until July 1, 2007, United States Trust Company, National Association ("U.S. Trust"), acting through its registered investment advisory division, U.S. Trust-New York Asset Management Division, had served as the investment sub-adviser to the Company (the "Investment Sub-Adviser").

10

Excelsior Venture Partners III, LLC

Notes to Financial Statements
For Year Ended October 31, 2013

The former investment adviser, a Delaware corporation and registered investment adviser, had been an indirect wholly-owned subsidiary of, and controlled by, Bank of America, since July 1, 2007. Prior to that, the former investment adviser was an indirect subsidiary of U.S. Trust Corp., a registered financial holding company, which, in turn, was a wholly-owned subsidiary of The Charles Schwab Corporation ("Schwab"). The former investment adviser assumed the duties of the investment adviser from the previous investment adviser to the Company, U.S. Trust Company, N.A. ("UST-NA"), which was acting through its registered investment advisory division, U.S. Trust Asset Management Division, on December 16, 2005. UST-NA had served as the investment adviser to the Company pursuant to an investment advisory agreement.

On July 1, 2007, U.S. Trust Corp. and its subsidiaries, including the former investment adviser and the Investment Sub-Adviser, were acquired by Bank of America (the "Sale"). The former investment adviser continued to serve as the Investment Adviser to the Company after the Sale (until May 29, 2008, as indicated above) pursuant to a new investment advisory agreement with the Company (the "Advisory Agreement") that was approved at a special meeting of Members of the Company held on March 15, 2007 and was identical in all material respects, except for the term and the date of effectiveness, to the previous investment advisory agreement. The Investment Sub-Adviser ceased to serve as the investment sub-adviser to the Company after the Sale.

Note 2 — Significant Accounting Policies

A. Basis of Accounting:

The Company’s policy is to prepare its financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America ("GAAP"). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

B. Valuation of Investments:

The Company computes its net asset value as of the last business day of each fiscal quarter and at such other times as deemed appropriate by the Investment Adviser in accordance with valuation principles set forth below, or may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board.

The Board has approved the Procedures pursuant to which the Company values its interests in the Private Investment Funds and other investments.  The Board has delegated to the Investment Adviser general responsibility for determining the value of the assets held by the Company.  The value of the Company’s interests is based on information reasonably available at the time the valuation is made and the Investment Adviser believes to be reliable.  Generally, the value of each Private Investment Fund is determined to be that value reported to the Company by the Private Investment Fund as of each quarter-end, determined by the Private Investment Fund in accordance with its own valuation policies.  The Company follows the authoritative guidance under GAAP for estimating the fair value of investments in investment companies that have calculated net asset value in accordance with the specialized accounting guidance for investment companies.

While the Investment Adviser may rely on a Private Investment Fund’s valuation mechanics, the Investment Adviser must maintain an effective monitoring process and internal controls to comply with the Procedures and the Company’s stated accounting policies.  In reviewing valuations from the Private Investment Funds, the Investment Adviser takes into consideration all reasonably available information from the Private Investment Funds related to valuation.  If the Investment Adviser determines that a Private Investment Fund’s value as reported by that Private Investment Fund does not represent current value, or in the event a Private Investment Fund does not report a quarter-end value to the Company on a timely basis, then the Private Investment Fund is valued at its fair value in accordance with the Procedures.  In determining the fair value of a Private Investment Fund, the Investment Adviser shall recommend a value for such Private Investment Fund for approval by the valuation committee of the Board (the “Valuation Committee”) that the Investment Advisor reasonably believes represents the amount the Company could reasonably expect to receive from the Private Investment Fund if the Company were able to sell its interests in the Private Investment Fund at that time.  In making such a recommendation and approving a valuation, the Investment Adviser and the Valuation Committee, respectively, take into consideration all reasonably available information and other factors deemed pertinent.

11

Excelsior Venture Partners III, LLC

Notes to Financial Statements
For Year Ended October 31, 2013

The value for securities for which no public market exists is difficult to determine. Generally, such investments will be valued on a "fair value" basis and in conformity with GAAP. Accordingly, the fair value measurement is determined based on the estimated price a seller would receive in an orderly transaction at the measurement date. For venture capital companies, there are a range of values that are reasonable for such investments at any particular time. Initially, Private Companies are valued based upon their original cost. The original cost valuation will be adjusted, upon approval by the Valuation Committee on the advice of the Investment Adviser, based on either a market or appraisal method of valuation. The private market method will only be used with respect to reliable third party transactions by sophisticated, independent investors. The appraisal method will be based upon such inputs affecting the company such as earnings, net worth, reliable private sale prices of the company’s securities, the market prices for similar securities of comparable companies, an assessment of the company’s future prospects or, if appropriate, liquidation value. The values for the investments referred to in this paragraph will be estimated regularly by the Investment Adviser or the Valuation Committee under the supervision of the Board of Managers and, in any event, not less frequently than quarterly. However, there can be no assurance that such value will represent the return that might ultimately be realized by the Company from the investments.

At October 31, 2013, market quotations were not readily available for the investments on the Company’s Schedule of Investments which are valued at $35,325,656, or 90.36% of net assets. Such securities were valued by the Investment Adviser, under the supervision of the Board of Managers. Because of the inherent uncertainty of valuation, the estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

FASB ASC 820-10 "Fair Value Measurements and Disclosure" establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. The Company generally uses the capital balance reported by the Private Investment Funds as the primary input in its valuation; however, adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations of such interests, any restrictions or illiquidity on such interests, any potential clawbacks by the Private Investment Funds and the fair value of the Private Investment Funds' investment portfolio or other assets and liabilities.

An individual Private Company’s and Private Investment Fund’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes "observable" requires significant judgment by the Investment Adviser, Board and Valuation Committee. The Investment Adviser, Board and Valuation Committee consider observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by multiple, independent sources that are actively involved in the relevant market. The categorization of the Private Company and the Private Investment Fund within the hierarchy is based upon the pricing transparency of that Private Company and that Private Investment Fund and does not necessarily correspond to the Company’s perceived risk of that Private Company and that Private Investment Fund.

12

Excelsior Venture Partners III, LLC

Notes to Financial Statements
For Year Ended October 31, 2013

All of the Company’s investments in the Private Companies and Private Investment Funds have been classified within Level 3, and the Company generally does not hold any investments that could be classified as Level 1 or Level 2, as observable prices are typically not available. The Private Investment Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Company generally holds interests in such Private Investment Funds for which there is no active market. The Company's interests in Private Companies and Private Investment Funds, in the absence of a recent and relevant secondary market transaction, are generally classified as Level 3. Assumptions used by the Company, Board or Valuation Committee due to the lack of observable inputs may significantly impact the resulting fair value and, therefore, the Company’s results of operations.

The following table presents the investments carried on the Schedule of Investments by level within the valuation hierarchy as of October 31, 2013.

	Level 1	Level 2	Level 3	Total
Investments in Private Companies
Common Stocks	$–	$–	$–	$–
Liquidating Trusts	–	–	–	–
Preferred Stocks	–	–	27,578,728	27,578,728
Investments in Private Investment Funds
Early-Stage Information Technology	–	–	2,909,788	2,909,788
Early-Stage Life Sciences and Technology	–	–	2,100,567	2,100,567
Multi-Stage Life Sciences, Communications and Health Care	–	–	2,736,573	2,736,573
Totals:	$–	$–	$35,325,656	$35,325,656

Valuation Process for Level 3 Fair Value Measurements

The Company generally uses the capital balance reported by the Private Investment Funds as a primary input in its valuation; however, adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations of such interests, any restrictions or illiquidity on such interest, any potential clawbacks by the Private Investment Funds and the fair value of the Private Investment Funds’ investment portfolio or other assets and liabilities. The valuation process for investments categorized in Level 3 of the fair value hierarchy is completed on a quarterly basis and is designed to subject the valuation of Level 3 investments to an appropriate level of consistency, oversight and review. The Investment Adviser has responsibility for the valuation process and the fair value of investments reported in the financial statements. The Investment Adviser performs initial and ongoing investment monitoring and valuation assessments. The Investment Adviser’s due diligence process includes evaluating the operations and valuation procedures of the managers of the Private Investment Funds and the transparency of those processes through background and reference checks, attendance at investor meetings and periodic site visits. In determining the fair value of investments, the Investment Adviser reviews periodic investor reports and interim and annual audited financial statements received from the Private Investment Funds, reviews material quarter over quarter changes in valuation and assesses the impact of macro market factors on the performance of the Private Investment Funds. The Board reviews investment transactions and monitors performance of the managers of the Private Investment Funds. The fair value recommendations of the Investment Adviser are reviewed and supervised by the Board on a quarterly basis.

The Investment Adviser estimates the fair value of the Private Companies based upon various factors, including but not limited to, transactions in similar instruments, completed or pending third-party transactions in underlying investments or comparable entities, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure, offerings in equity or debt capital markets, and changes in financial ratios, cash flows or valuations for comparable companies and other measures, which, in many cases, are unaudited at the time received. Valuations may be derived by reference to observable valuation measures for comparable companies or transactions (e.g., multiplying a key performance metric of the investee company such as revenue by a relevant valuation multiple observed in the range of comparable companies or transactions), adjusted by the Investment Adviser for differences between the investment and the referenced comparables. Private Companies may also be valued based on recent financing transactions with adjustments made based on recent activity within a specific industry segment or from the passage of time as the best indicator of fair value.

The Investment Adviser employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular review of key inputs and assumptions, transactional backtesting or disposition analysis to compare unrealized gains and losses to realized gains and losses.

13

Excelsior Venture Partners III, LLC

Notes to Financial Statements
For Year Ended October 31, 2013

Given that the Company's fiscal year ends on October 31, valuations received from Private Investment Funds are adjusted for capital contributions and distributions in the interim month and the change in the market price of a publicly traded security is added or subtracted. In the event there is public information regarding one of the Private Investment Funds, an assessment will be made as to whether the Private Investment Fund’s valuation needs to be adjusted.

Investment in Private Company	Fair Value at October 31, 2013	Valuation Techniques(1)	Unobservable Inputs(2)	Average

Private Company	$27,578,728	Market Approach	LTM revenue multiple range	3.0
			Discount for lack of marketability	30%

(1) In determining certain of these inputs, management evaluates a variety of factors including economic conditions, industry and market developments, market valuations of comparable companies and company specific developments including exit strategies and realization opportunities. Management also considers the following unobservable inputs in considering the fair value of its investments; financial information obtained from each portfolio company including unaudited financial statements for the most recent period available as compared to budgeted numbers; current and projected financial condition of the portfolio company, current and projected ability of the portfolio company to service its debt obligations; type and amount of collateral, if any, underlying the investment; current financial ratios applicable to each investment; current liquidity of the investment and related financial ratios; pending debt or capital restructuring of the portfolio company; projected operating results of the portfolio company; current information regarding any offers to purchase the investment; current ability of the portfolio company to raise any additional financing as needed. Management has determined that market participants would take the inputs into account when valuing the investment. Once management has estimated the underlying entities business enterprise value, a waterfall analysis of the entities capital structure should be considered. LTM means Last Twelve Months and EBITDA means Earnings Before Interest Taxes Depreciation and Amortization.

(2) An increase in the revenue multiple used would increase in the fair value. However, an increase in the discount for lack of marketability would lead to a decrease in the fair value. No interrelationships between the unobservable inputs used in the valuation have been identified.

The following table includes a rollforward of the amounts for the year ended October 31, 2013 for investments classified within Level 3. The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement.

				Multi-Stage
		Early-Stage	Early-Stage	Life Sciences,
	Preferred	Information	Life Sciences	Communications
Fair Value Measurements using Level 3 inputs	Stocks	Technology	and Technology	and Health Care	Total
Balance as of November 1, 2012	36,021,310	3,955,291	2,690,405	2,537,829	45,204,835
Net change in unrealized appreciation/(depreciation) on investments	(8,410,084)	(444,992)	(462,219)	111,740	(9,205,555)
Contributions	-	-	120,034	151,530	271,564
Distributions	(32,498)	(600,511)	(401,385)	(68,868)	(1,103,262)
Net realized gain/(loss) on investments	-	-	153,732	4,342	158,074
Balance as of October 31, 2013	27,578,728	2,909,788	2,100,567	2,736,573	35,325,656

The net change in unrealized depreciation relating to Level 3 investments still held at October 31, 2013 for Private Companies and Private Investment Funds is $(8,410,084) and $(795,471), respectively.

The Company recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers into or out of Level 3 at the end of the reporting period.

All net realized and unrealized gains (losses) in the table above are reflected in the accompanying Statement of Operations.

The valuation of the Company's Level 3 investments shown in the table above may involve quantitative or qualitative inputs or assumptions that may be unobservable, excluding investments for which fair value is based on unobservable inputs that are not developed by the Investment Adviser such as the net asset value as reported to the Company by the Private Investment Funds or investments for which fair value is determined by recent, pending or expected transactions without adjustment.

14

Excelsior Venture Partners III, LLC

Notes to Financial Statements
For Year Ended October 31, 2013

The Company had investments in common and preferred stock valued at $27,578,728 at October 31, 2013 based on inputs determined by evaluating a variety of factors including the performance of the Private Companies, macroeconomic conditions, industry and market developments, market valuations for comparable companies and developments specific to the Private Companies, including their capitalization structure and realization opportunities.

The Company had liquidating trust investments valued at $0 at October 31, 2013 using the income approach. The income approach provides the most timely, reliable and accurate value of the Private Company based on the amounts that may be paid to holders of its preferred units upon reaching certain milestones. The Company assigns a remote probability of receiving such payments based on the performance history of the Private Company and other factors.

Additional information on the investments can be found in the Schedule of Investments.

The estimated remaining life of the Company’s Private Investment Funds as of October 31, 2013 is one to two years with the possibility of extensions in each of the Private Investment Funds.

Investments in Private Companies and Private Investment Funds are closed investment vehicles, which provide for no liquidity or redemption option, and are not readily marketable.

C. Cash and Cash Equivalents:

Cash and cash equivalents consist primarily of cash and short term investments which are readily convertible into cash and have an original maturity of three months or less. At October 31, 2013, the Company did not hold any cash equivalents.

D. Use of Estimates:

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

E. Security Transactions and Investment Gains and Losses:

Private and Public Companies

Security transactions are recorded on a trade date basis or, in the case of private investments, securities transactions are recorded when the Company has a legal and enforceable right to demand payment. Realized gains and losses on investments sold are recorded on the basis of specific cost. Interest income, adjusted for amortization of premiums and discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

Private Investment Funds

Distributions of cash or in-kind securities from a Private Investment Fund are recorded as a return of capital to reduce the cost basis of the Private Investment Fund until the cost basis reaches zero. Subsequently, any distributions are recorded as realized gains. In-kind securities received from a Private Investment Fund are recorded at fair value. Distributions are recorded when they are received from such Private Investment Fund, as there are no redemption rights with respect to the Private Investment Funds. The Company may also recognize realized losses based upon information received from the Private Investment Fund managers for write-offs taken in the underlying portfolio. Unrealized appreciation/(depreciation) on investments, within the Statement of Operations, includes the Company's share of interest and dividends, realized (but undistributed) and unrealized gains and losses on security transactions and expenses of each Private Investment Fund.

F. Income Taxes:

The Company is a limited liability company that is treated as a partnership for tax reporting. Tax basis income and losses are passed through to the individual Members and, accordingly, there is no provision for income taxes reflected in these statements.

15

Excelsior Venture Partners III, LLC

Notes to Financial Statements
For Year Ended October 31, 2013

Differences arise in the computation of Members' capital for financial reporting in accordance with GAAP and Members' capital for federal and state income tax reporting. These differences are primarily due to the fact that unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes.

The cost of the Private Investment Funds for federal income tax purposes is based on amounts reported to the Company on Schedule K-1 from the Private Investment Funds. As of October 31, 2013, the Company has not received information to determine the tax cost of the Private Investment Funds. The estimated cost of the Private Companies at October 31, 2013 for federal income tax purposes aggregated $21,131,500. The net unrealized appreciation for federal income tax purposes on the Private Companies at October 31, 2013 was estimated to be $6,447,228. The net appreciation consisted of gross unrealized appreciation and gross unrealized depreciation of $16,837,107 and $10,389,879 respectively. Based on the amounts reported to the Company on Schedule K-1 as of December 31, 2012, and after adjustment for purchases and sales between January 1, 2013 and October 31, 2013, the estimated cost of the Private Investment Funds at October 31, 2013 for federal income tax purposes aggregated $9,668,441. The net unrealized depreciation for federal income tax purposes was estimated to be $1,921,513. The net depreciation consisted of gross unrealized appreciation and gross unrealized depreciation of $920,772 and $2,842,285, respectively.

The Company files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Company is subject to examination by federal, state, local and foreign jurisdictions, where applicable. As of December 31, 2012, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2010 forward (with limited exceptions). FASB ASC 740-10 “Income Taxes” requires the Investment Adviser to determine whether a tax position of the Company is more likely than not to be sustained upon examination by taxing authorities, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. The Investment Adviser reviewed the Company’s tax positions for the open tax years and has concluded that no provision for taxes is required in the Company’s financial statements. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. For the year ended October 31, 2013, the Company did not incur any interest or penalties.

G.  Distribution Policy:

Distributions of available cash will be made by the Company at such times and in such amounts as determined by the Board in its sole discretion. Distributions are recorded on the ex-dividend date to members of record on the record date.

H. Contribution Policy:

Units are issued when contributions are paid. For the year ended October 31, 2013, no additional units were issued.

I. Restrictions on Transfers:

Limited liability company interests of the Company (“Interests”) are generally not transferable. No Member may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any Interests without the prior written consent of the Company, which may be granted or withheld in the Company’s sole discretion, and in compliance with applicable securities and tax laws.

J. Fees of the Private Investment Funds:

Each Private Investment Fund will charge its investors (including the Company) expenses, including asset-based management fees and performance-based fees, which are referred to as an allocation of profits. In addition to Company level expenses shown on the Company’s Statement of Operations, Members of the Company will indirectly bear the fees and expenses charged by the Private Investment Funds. These fees are reflected in the valuations of the Private Investment Funds and are not reflected in the ratios to average net assets in the Financial Highlights. However, the Company has disclosed in the Financial Highlights a range of the expense ratios and fees charged by the Private Investment Funds.

16

Excelsior Venture Partners III, LLC

Notes to Financial Statements
For Year Ended October 31, 2013

K. Expenses:

The Company records expenses on an accrual basis. Such accruals require management to make estimates and assumptions that affect the reported amounts, which is consistent with GAAP.

Note 3 — Investment Advisory Fee, Administration Fee and Related Party Transactions

As disclosed in the Company's registration statement, for the services provided, the Investment Adviser was entitled to receive a management fee at an annual rate equal to 2.00% of the Company’s end of the quarter net assets through the fifth anniversary of the first closing date of April 5, 2001, and 1.00% of net assets thereafter. Effective November 1, 2010, the Company’s management fees are calculated based on average quarterly net assets. This change was made in accordance with the Company’s Advisory Agreement. In prior years, management fees were calculated based on end of quarter net asset value.

As of October 31, 2013, $96,952 was payable to BACA for management fees.

Until December 31, 2009 in addition to the management fee, the Investment Adviser was entitled to allocations and distributions equal to the incentive carried interest. The incentive carried interest was an amount equal to 20% of the excess, if any, of the Company’s cumulative realized capital gains on Private Companies, over the sum of (i) cumulative realized capital losses on investments of any type, (ii) cumulative gross unrealized capital depreciation on investments of any type and (iii) cumulative net expenses. As of December 31, 2009, the incentive carried interest was eliminated and could no longer be allocated to the Investment Adviser.

Pursuant to an Administration and Accounting Services Agreement, the Company retained J.D. Clark & Company (the "Administrator"), a wholly-owned division of UMB Fund Services, Inc., a subsidiary of UMB Financial Corporation, to provide administration, accounting, tax preparation, and investor services to the Company. In consideration for its services, the Company pays the Administrator a quarterly fee of 0.0325% (0.13% on an annualized basis) of the net assets as of the start of business on the first business day of each calendar quarter. For the year ended October 31, 2013, the Company incurred administration fees totaling $62,909. In addition, BNY Mellon Investment Servicing Trust Company serves as the Company's custodian.

Each member of the Board of Managers receives $10,000 as an annual retainer and the Chairman of the Board receives an additional $1,000 annual retainer. Also, each member of the Board receives $2,000 per quarterly meeting attended. In addition, each Board member receives $500 per quarterly telephonic meeting and $500 for any other telephonic special meeting. For each audit committee meeting attended, Board members receive $1,500, while the Chairman of the Audit Committee receives an additional $1,000 retainer. Each member of the Board is reimbursed for expenses incurred for attending meetings. No person who is an officer, manager or employee of Bank of America, or its subsidiaries, who serves as an officer, manager or employee of the Company, receives any compensation from the Company.

Affiliates of the Investment Adviser may have banking, underwriting, lending, brokerage, or other business relationships with the Private Investment Funds or the Private Companies in which the Company invests and with companies in which the Private Investment Funds invest.

Note 4 — Purchases and Sales of Securities

The Company's purchases and proceeds received from the sale of investments and distributions received from Private Investment Funds and Private Companies for the year ended October 31, 2013 were as follows:

Purchases	Proceeds
$271,564	$958,511

Note 5 — Capital Commitments of Company Members to the Company

As of October 31, 2013, each Member has contributed 100% of its share of the total $147,605,000 in capital commitments to the Company.

17

Excelsior Venture Partners III, LLC

Notes to Financial Statements
For Year Ended October 31, 2013

Note 6 — Capital Commitments

As of October 31, 2013, the Company had unfunded investment commitments to the Private Investment Funds totaling $499,917 as follows:

Private Investment Funds:	Unfunded Commitments
Advanced Technology Ventures VII, L.P.	$-
Burrill Life Sciences Capital Fund, L.P.	6,825
CHL Medical Partners II, L.P.	-
CMEA Ventures VI, L.P.	189,000
Morgenthaler Partners VII, L.P.	-
Prospect Venture Partners II, L.P.	225,000
Sevin Rosen Fund IX, L.P.	-
Tallwood II, L.P.	-
Valhalla Partners, L.P.	79,092
Total	$499,917

Note 7 — Transactions with Affiliated Companies

An affiliated company is a company in which the Company has ownership of more than 5% of the voting securities. The Company did not receive dividends from affiliated companies during the year ended October 31, 2013. Transactions with companies, which are or were affiliates, were as follows:

			For the year ended October 31, 2013
Non-Controlled Affiliates	Shares/ Principal Amount Held at October 31, 2012	October 31, 2012 Fair Value	Purchases/ Conversion Acquisition	Sales Proceeds/ Conversion	Realized Gain/ (Loss)	Shares/ Principal Amount Held at October 31, 2013	October 31, 2013 Fair Value
Ethertronics, Inc., Series B	4,433,333	$22,300,332	$-	$-	$-	4,433,333	$17,073,638
Ethertronics, Inc., Series C	1,969,205	9,905,399	-	-	-	1,969,205	7,583,797
Ethertronics, Inc., Series D	758,542	3,815,579	-	-	-	758,542	2,921,293
Total		$36,021,310	$-	$-	$-		$27,578,728

Note 8 — Indemnifications

In the normal course of business, the Company enters into contracts that provide general indemnifications. The Company’s maximum exposure under these agreements is dependent on future claims that may be made against the Company, and therefore cannot be established; however, based on the Investment Adviser's experience, the risk of loss from such claims is considered remote.

Many of the Private Investment Funds' partnership agreements contain provisions that allow them to recycle or recall distributions made to the Company. Accordingly, the unfunded commitments disclosed under Note 6 reflect both amounts undrawn to satisfy commitments and distributions that are recallable, as applicable.

Note 9 — Concentrations of Market, Credit and Industry Risk

The Company invests in Private Investment Funds and Private Companies. This portfolio strategy presents a high degree of business and financial risk due to the nature of the Private Companies and the underlying companies in which Private Investment Funds invest, which may include entities with little operating history, minimal capitalization, or operations in new or developing industries.

18

Excelsior Venture Partners III, LLC

Notes to Financial Statements
For Year Ended October 31, 2013

The Company may invest in certain financial instruments which may contain varying degrees of off balance sheet credit, interest and market risks. However, due to the nature of the Company’s investments in the Private Investment Funds and Private Companies, such risks are limited to the Company’s investment in each Private Investment Fund and Private Company, which is the current value set forth in the Schedule of Investments.

Note 10 — Liquidity Risk

The Company focuses its investments in the securities of domestic venture capital and other private companies and, to a lesser extent, in domestic and international private funds, negotiated private investments in public companies and international direct investments that BACA believes offer significant long-term capital appreciation.

The Company believes that its liquidity and capital resources are adequate to satisfy its operational needs as well as the continuation of its investment program.

Note 11 — Subsequent Events

The Company has evaluated all events subsequent to the balance sheet date of October 31, 2013, through the date these financial statements were available to be issued and has determined that there were no subsequent events that require disclosure.

19

Supplemental Information

Advisory Agreement Approval (Unaudited)

The Advisory Agreement between the Company and the Investment Adviser provides that it may be continued in effect year-to-year subject to approval by: (i) the Board or (ii) vote of a majority of the outstanding voting securities, as defined by the Investment Company Act, of the Company; provided that, in either event, the continuance must also be approved by the Managers who are not “interested persons,” as defined by the Investment Company Act, of the Company (the “Independent Managers”), by vote cast in person at a meeting called for the purpose of voting on such approval. The continuance of the Advisory Agreement for an additional annual period was approved by the Board, and by the Independent Managers, at a meeting held in person on June 20, 2013. The Independent Managers were assisted in their review of this matter by independent legal counsel and met in an executive session with such counsel separate from representatives of the Investment Adviser.

In determining whether to approve the continuance of the Advisory Agreement, the Board considered all information it deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board reviewed materials furnished by the Investment Adviser, including information regarding the Investment Adviser, its affiliates, personnel, operations and financial condition. Independent legal counsel reviewed with the Board its duties and responsibilities under state and common law and under the Investment Company Act, with respect to the approval of the Advisory Agreement.

Independent legal counsel reviewed with the Board the Securities and Exchange Commission regulation requiring disclosure in shareholder reports of certain material factors and conclusions of the fund boards in approving and renewing advisory contracts. Independent legal counsel discussed with the Board the responsibilities of the Board in connection with the annual review of the Advisory Agreement and described the standards and factors applicable to the approval and annual renewal of advisory contracts. Independent legal counsel also reviewed the U.S. Supreme Court decision in Jones v. Harris Associates, L.P. (“Jones”). Independent legal counsel also reviewed the factors that should be considered by the Board in connection with their review of the Advisory Agreement, including: (i) the nature, extent and quality of services provided by the Investment Adviser; (ii) the investment performance of the Company and the Investment Adviser; (iii) the costs of services provided and profits realized by the Investment Adviser from its relationship with the Company; (iv) the extent to which economies of scale are realized as the Company grows; and (v) whether fee levels reflect any such economies of scale for the benefit of investors. Independent legal counsel noted that the Board could attribute different weights to different factors as they may consider appropriate. It was added that, consistent with the Supreme Court’s decision in Jones, the Board should be cautious of inapt comparisons between the fee structure of the Company to those of other funds advised by the Investment Adviser or its affiliates, as well as between the fee structure of the Company and fees charged by funds not managed by the Investment Adviser or its affiliates with similar investment programs. As to the former, independent legal counsel explained that the Supreme Court stated that the Investment Company Act does not necessarily ensure fee parity between clients and that there may be legitimate differences in fees as a result of differences in the types of services provided. With respect to the latter, counsel noted that the Supreme Court observed that such comparisons are problematic because fees charged by other advisers may not be the product of arm’s length negotiations. Nevertheless, independent legal counsel observed that such comparisons, when considered with the totality of information provided, may add helpful context to the Board’s assessment of the reasonableness of the fees.

Independent legal counsel explained that one of the key responsibilities assigned to the Board is the obligation to exercise a “duty of care” in selecting and supervising the Investment Adviser. In particular, the Independent Managers have special duties in order to mitigate any conflicts of interest that may arise in connection with the management of the Company, including the duty to review and approve the investment advisory arrangements. Independent legal counsel noted that the Board must exercise reasonable business judgment and must act solely in the best interests of the Company, and that these responsibilities are particularly important when reviewing compensation or fees paid by the Company to the Investment Adviser and its affiliates, including management fees.

The Board discussed and reviewed the nature, extent and quality of services that the Investment Adviser provides to the Company. It also discussed the structure and capabilities of the Investment Adviser, including technology and operational support, which support the services provided to the Company. The Board agreed that the Company benefits from these services, and assessed the nature, scope and quality of services provided to the Company by the Investment Adviser as indicated by the materials and information provided to the Board. In doing so, the Board considered the Investment Adviser’s extensive administrative and compliance infrastructure. Representatives of the Investment Adviser confirmed to the Board that the Investment Adviser has adequate resources to deliver all required services to the Company.

The Board also reviewed and discussed the experience and qualifications of key personnel of the Investment Adviser and reviewed biographical information regarding such personnel. The Board also reviewed the financial information and other information provided to it regarding the Investment Adviser and Bank of America. After these discussions, the Board noted their overall satisfaction with the nature, quality and extent of services provided by the Investment Adviser and concluded that the Company was receiving all services required from the Investment Adviser under the Advisory Agreement, and that the quality of these services was satisfactory.

20

The Board considered the performance of the Company in connection with the material provided to it. The Board reviewed the performance of the Company relative to that of comparable registered funds and concluded that the performance of the Company was consistent with the funds of its type, noting that there were relatively few registered funds with similar investment programs.

The Board then reviewed information provided to it comparing the fees and expenses of the Company to those of other similar registered funds. A discussion ensued regarding the fees charged and services provided under the Advisory Agreement. The Board determined that the fees and expense ratios of the Company are within the range of the fees and expense ratios of similar funds but considered the admonition in Jones about relying too heavily on fee comparisons.

The Board reviewed the costs of providing services and the profits realized by the Investment Adviser and its affiliates, resulting from their relationship with the Company for the past fiscal year. The Board reviewed and discussed the dollar amounts of expenses allocated to the Company and profits realized by the Investment Adviser. It was noted by representatives of the Investment Adviser that the Investment Adviser had not received any significant indirect benefits from its relationship with the Company. The Board determined that the profitability relating to the Company was not disproportionately large so that it bore no reasonable relationship to the services rendered and also determined that, given the overall performance of the Company and the Investment Adviser’s service levels, the current profitability of the Investment Adviser resulting from its relationships with the Company was not excessive.

The Board also reviewed economies of scale with respect to the Company. The Board considered the fact that economies of scale are realized when a Company’s assets increase significantly. The Board accepted management’s assertion that the Company had not reached a size for the Investment Adviser to realize significant economies of scale that could be shared with members of the Company.

The Board also continued its review in an executive session. Based on the information provided to the Board, and the considerations and conclusions described above, the Board, including each of the Independent Managers, determined that it is in the best interest of the Company and its members for the Investment Adviser to continue to serve as the investment adviser and to approve the continuance of the Advisory Agreement for an additional annual period.

21

Proxy Voting and Form N-Q (Unaudited)

A description of the Company’s policies and procedures used to determine how to vote proxies relating to the Company’s portfolio securities, as well as information regarding proxy votes cast by the Company (if any) during the most recent twelve month period ended October 31, is available without charge, upon request, by calling the Company toll-free at 866-637-2587 or by accessing the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The Company did not receive any proxy solicitations during the year ended October 31, 2013.

The Company files a complete schedule of portfolio holdings with the SEC within sixty days after the end of the first and third fiscal quarters of each year on Form N-Q. The Company’s Forms N-Q (i) are available at http://www.sec.gov, and (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330), and (iii) may be obtained at no charge by calling the Company toll-free at 866-637-2587.

22

Excelsior Venture Partners III, LLC

Company Management (Unaudited)

Information pertaining to the Board of Managers of the Company is set forth below.

Number of
Portfolios in
	Position(s)	Term of Office		Fund Complex
	Held with the	and Length of	Principal Occupation During Past Five Years and Other	Overseen by
Name, Address and Age	Company	Time Served	Directorships Held	Manager
Disinterested Managers

John C. Hover II	Manager	Term Indefinite;	Former Executive Vice President of U.S. Trust Company (retired since	9
c/o Excelsior Venture Partners III, LLC		Length- since	2000). Mr. Hover serves as a manager of Excelsior Multi-Strategy
225 High Ridge Road		Company Inception	Hedge Fund of Funds Master Fund, LLC, Excelsior Multi-Strategy
Stamford, CT 06905 (Born			Hedge Fund of Funds (TE), LLC, Excelsior Multi-Strategy Hedge Fund
1943)			of Funds (TI 2), LLC, Excelsior Multi-Strategy Hedge Fund of Funds
(TE 2), LLC, Excelsior Private Markets Fund II (Master), LLC,
Excelsior Private Markets Fund II (TI), LLC and Excelsior Private
Markets Fund II (TE), LLC, and a director of Tweedy, Browne Fund,
Inc.

Victor F. Imbimbo, Jr.	Manager	Term Indefinite;	President and CEO of Caring Today, LLC, the publisher of Caring Today	9
c/o Excelsior Venture Partners III, LLC		Length- since	Magazine, the leading information resource within the family caregivers
225 High Ridge Road		Company	market; Former Executive Vice President of TBWA\New York and
Stamford, CT 06905		Inception	Former President for North America with TBWA\WorldHealth, a
(Born 1952)			division of TBWA Worldwide, where he directed consumer marketing program development for healthcare companies primarily within the pharmaceutical industry. Mr. Imbimbo serves as a manager of
Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC,
Excelsior Multi-Strategy Hedge Fund of Funds (TE), LLC, Excelsior
Multi-Strategy Hedge Fund of Funds (TI 2), LLC, Excelsior Multi-
Strategy Hedge Fund of Funds (TE 2), LLC, Excelsior Private Markets
Fund II (Master), LLC, Excelsior Private Markets Fund II (TI), LLC
and Excelsior Private Markets Fund II (TE), LLC, and a director of
Vertical Branding, Inc.

Stephen V. Murphy	Manager	Term Indefinite;	President of S.V. Murphy & Co, Inc., an investment banking firm. Mr.	9
c/o Excelsior Venture Partners III, LLC		Length- since	Murphy serves as a manager of Excelsior Multi-Strategy Hedge Fund
225 High Ridge Road		Company	of Funds Master Fund, LLC, Excelsior Multi-Strategy Hedge Fund of
Stamford, CT 06905		Inception	Funds (TE), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TI
(Born 1945)			2), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TE 2), LLC,
Excelsior Private Markets Fund II (Master), LLC, Excelsior Private
Markets Fund II (TI), LLC and Excelsior Private Markets Fund II (TE),
LLC, and as director of The First of Long Island Corporation, The First
National Bank of Long Island and is a former director of Bowne & Co.,
Inc. (1/06 to 11/10).

* The “Company Complex” consists of Excelsior Venture Partners III, LLC, Excelsior Multi-Strategy Hedge Fund of Funds, LLC, Excelsior Private Markets Fund II (Master), LLC, Excelsior Private Markets Fund II (TI), LLC, Excelsior Private Markets Fund II (TE), LLC, Excelsior Private Markets Fund III (Master), LLC, Excelsior Private Markets Fund III (TI), LLC and Excelsior Private Markets Fund III (TE), LLC.

23

Excelsior Venture Partners III, LLC
Company Management (Unaudited)

Information pertaining to the Officers of the Company is set forth below.

Term of
	Position(s)	Office and
	Held with	Length of
Name, Address and Age	the Company	Time Served	Principal Occupation During Past Five Years

James D. Bowden	Chief Executive Officer	Since July 2008	Managing Director and Senior Vice President, Bank of America Capital
Bank of America Capital Advisors,	and President		Advisors LLC (since 1998).
LLC
100 Federal Street
Boston, MA 02110
(Born 1953)

Steven L. Suss	Chief Financial Officer	Since April 2007	Managing Director, Alternative Investments, Bank of America (7/07 to
Bank of America Capital Advisors,	and Treasurer		present); Director (4/07 to 5/08), Senior Vice President (7/07 to 5/08),
LLC			and President (4/07 to 6/07) of UST Advisers, Inc.; Senior Vice
225 High Ridge Road			President of U.S. Trust’s Alternative Investment Division (4/07 to 6/07);
Stamford, CT 06905			Chief Financial Officer and Chief Compliance Officer, Heirloom
(Born 1960)			Capital Management, L.P. (5/02 to 9/06).

Mathew J. Ahern	Senior Vice President	Since June 2008	Senior Vice President and Director, Alternative Investments, Bank of
Bank of America Capital Advisors,			America (12/02 to present).
LLC
100 Federal Street
Boston, MA 02110
(Born 1967)

Marina Belaya	Secretary	Since April 2007	Assistant General Counsel, Bank of America (7/07 to present); Vice
Bank of America Capital Advisors,			President and Senior Attorney of U.S. Trust Company (2/06 to 6/07);
LLC			Vice President, Corporate Counsel, Prudential Financial (4/05 to 01/06);
114 W. 47th Street			Associate, Schulte Roth & Zabel LLP (09/02 to 03/05).
New York, NY 10036
(Born 1967)

Fred Wofford	Chief Compliance Officer	Term Indefinite;	Compliance Risk Executive, GWIM Alternative Investments, Bank of
Bank of America Capital Advisors,		Length – since April	America (6/08 to present); Compliance Risk Executive, Columbia
LLC		2011	Management Advisors and the Columbia Funds, Bank of America (6/05
100 Federal Street			to 6/08); Head of Operations, Liberty Asset Management, Inc. (now,
Boston, MA 02110			Banc of America Investment Advisors, Inc.) and the Liberty All-Star
(Born 1955)			Funds, Bank of America/Fleet (3/03 to 5/05).

All officers of the Company are employees and/or officers of the Investment Adviser.

Officers of the Company are elected by the Managers and hold office until they resign, are removed or are otherwise disqualified to serve.

Alternative investments are sold to qualified investors only by a Confidential Offering Memorandum. An investment in an alternative investment fund is speculative and should not constitute a complete investment program. The information presented in the annual letter is current as of the date of such letter or such prior date as noted in the letter, is for information purposes only and does not constitute an offer to sell or a solicitation of an offer to buy interests in any fund. This is not, and under no circumstances is to be construed as, an offer to sell or a solicitation to buy any of the securities or investments referenced herein, nor does this information constitute investment advice or recommendations with respect to any of the securities or investments disclosed herein. Past performance is no guarantee of future results. Additional information is available upon request.

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities, and information regarding proxy votes cast by the Company (if any), is available without charge, upon request, by calling the Company at 866-637-2587 or by accessing the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov.

Beginning with the Company’s fiscal quarter ended July 31, 2004, the Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Company’s Forms N-Q are available on the SEC’s web site at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 866-637-2587.

24

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s Chief Executive Officer and Chief Financial Officer.  The Registrant has not made any amendments or granted any waivers to its code of ethics during the covered period.  A copy of the Registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The Board of Managers of the Registrant has determined that Stephen V. Murphy, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Murphy as the Audit Committee's financial expert. Mr. Murphy is an "independent" Manager pursuant to paragraph (a)(2) of Item 3 on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements for the fiscal year ended October 31, 2013 was $80,708.

The aggregate fees billed for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements for the fiscal year ended October 31, 2012 was $80,000.

(b) Audit-Related Fees

There were no audit-related services provided by the principal accountant to the Registrant for the last two fiscal years.

(c) Tax Fees

The principal accountant for the audit of the Registrant's annual financial statements billed $0 for review of the Registrant’s tax return for the fiscal year ended October 31, 2013.

The principal accountant for the audit of the Registrant's annual financial statements billed $33,946 for review of the Registrant’s tax return for the fiscal year ended October 31, 2012.

(d) All Other Fees

The principal accountant billed no other fees to the Registrant during the last two fiscal years.

(e) (1) The Registrant's audit committee will pre-approve (i) all audit and non-audit services that the Registrant’s independent auditors provide to the Registrant, and (ii) all non-audit services that the Registrant’s independent auditors provide to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(e) (2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) Not applicable.

(c) Not applicable.

(d) Not applicable.

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g) The amount of non-audit fees that were billed by the Registrant's accountant for services rendered to: (i) the Registrant, and (ii) the Registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended October 31, 2013, were $0 and $0, respectively.

The amount of non-audit fees that were billed by the Registrant's accountant for services rendered to: (i) the Registrant, and (ii) the Registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended October 31, 2012, were $33,946 and $0, respectively.

(h) The Registrant's audit committee of the board of directors has considered whether the provision of non-audit services that may be rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included as part of the report to members filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Proxy Voting Policies and Procedures are attached herewith:

1.7 Proxy Voting Policy

Core Attributes	Do not alter this row, needed for WORD importing process.
Creation Date	31 Jan 2010
Last Review Date	16 Oct 2013
Jurisdiction	United States
Applicable Laws, Rules, Regulations and Other Identified Risks	Report Of Proxy Voting Record, 17 CFR 270.30b1-4; Proxy Voting, 17 CFR 275.206(4)-6; Rules And Regulations, Investment Advisers Act Of 1940, 17 CFR 275; Investment Advisers Act of 1940 Rule 206(4)-6; Investment Company Act of 1940 Rule 30b1-4; Form N-PX

I. Policy Statement

An SEC-registered investment adviser that exercises voting authority over clients' proxies must adopt written policies and procedures that are reasonably designed to ensure that proxies are voted in the best economic interests of clients.  An adviser's policies and procedures must address how the adviser resolves material conflicts of interest between its interests and those of its clients.  An investment adviser must comply with certain record keeping and disclosure requirements with respect to its proxy voting responsibilities.  In addition, an investment adviser to Employee Retirement Income Security Act ("ERISA") accounts has an affirmative obligation to vote proxies for an ERISA account, unless the client expressly retains proxy voting authority.

II. Policy Scope / Applicability

This policy applies to the Employees and Managers specified below in the following business units:

•	Global Wealth & Retirement Solutions Alternative Investment Group

III. Policy Requirements

In cases where the Adviser has been delegated voting authority over Clients' [1] securities, such voting will be in the best economic interests of the Clients.

Recordkeeping Requirements:

Records should be retained for a period of not less than six years.  Records should be retained in an appropriate office of AI for the first three years.  Examples of the types of documents to be maintained as evidence of AI's compliance with this policy may include:

•	Portfolio Management Memorandum Describing Proxy Vote Request
•	AI Investment Committee meeting minutes
•	Proxy Voting Record
•	Records Required for Form N-PX (RICs Only)
•	Other documents as prescribed in Rule 204(2)(c)-17

IV. Roles and Accountabilities

The Adviser generally invests on behalf of its Clients in limited partnership interests, limited liability company interests, shares or other equity interests issued by private funds ("Underlying Funds").  The voting rights of investors in Underlying Funds generally are rights of contract set forth in the limited liability company agreement, the limited partnership agreement and other governing documents of the Underlying Funds.

The Adviser may also invest on behalf of its Clients in high quality, short-term instruments for cash management purposes and may be authorized to acquire securities of private companies.  Securities held by a Client that are not Underlying Fund interests are referred to as "Direct Investments".

On rare occasions, a Client may hold securities distributed to it by an Underlying Fund as an "in kind" distribution. Generally, in such circumstances the Adviser will liquidate these Direct Investments on the day received, but may continue to hold a security longer when deemed in the best interest of the Client.  The Adviser may vote a proxy in the event a proxy vote be solicited for shareholders of record during the limited time that the Client held the security prior to the security's liquidation.

For Clients that invest in hedge funds, it is the Alternative Investment group’s (“AI”)[2] policy to waive the Clients’ voting rights related to their investments in Underlying Funds by sending a written notification of waiver to each Underlying Fund at the time of investment, or at a reasonable time thereafter. Typically, BACA does not retain the right to vote in excess of 5% of the outstanding voting interests in an Underlying Fund.

For private equity Clients, except with respect to Adverse Measures (as defined below), in determining how AI should vote a security, AI Portfolio Management shall:

•	recommend against adoption of a measure if AI Portfolio Management determines in its discretion that such measure, if adopted:

o	would result in the affected Client holding a security in violation of such Client's investment objective(s), policies or restrictions; or
o	has a reasonable probability of materially diminishing the economic value and/or utility of the related security in the hands of such Client over the anticipated holding period of such security; and

•	recommend adoption of a measure if AI Portfolio Management in its discretion determines that such measure, if adopted:

o	would not result in the affected Client holding a related security in violation of such Client's investment objective(s), policies or restrictions; and
o	has a reasonable probability of enhancing the economic value and/or utility of the related security in the hands of such AI Client over the anticipated holding period of such security.

As described above, most votes cast by the Adviser on behalf of Clients will relate to the voting of limited partnership interests, limited liability company interests, shares or similar equity interests in Underlying Funds in which Clients invest.  Such votes are typically by written consent and no investor meeting is generally called.  Although determining whether or not to give consent may not be considered to be "proxy voting", such action is governed by this Proxy Voting Policy.  It is also anticipated that frequently an Underlying Fund will request the Client either to vote in favor of measures that reduce the rights, powers and authority, and/or increase the duties and obligations, associated with the security in question ("Adverse Measures") or to redeem its interests in the Underlying Fund.

It is expected that AI Portfolio Management will ordinarily recommend voting a security in favor of an Adverse Measure only if:

•	AI Portfolio Management believes that voting for the Adverse Measure is the only way to continue to hold such security, and that there is a reasonable probability that the benefits that would be conferred on the affected Client by continuing to hold such security would outweigh the adverse affect(s) of such Adverse Measure (e.g., increased fees, reduced liquidity); and
•	Adoption of such Adverse Measure would not result in the Client holding the related security in violation of its investment objective(s), policies or restrictions.

Conflicts of Interest:

AI Portfolio Management is under an obligation to (a) be alert to potential conflicts of interest on the part of AI, be mindful of other potential conflicts of interest as they pertain to affiliates of the Adviser or in his or her own personal capacity, with respect to a decision as to how a proxy should be voted, and (b) bring any such potential conflict of interest to the attention of AI Legal who, together with AI Portfolio Management, will determine if a potential conflict exists and in such cases contact  the  AI Conflicts Officer for resolution. The Adviser will not implement any decision to vote a proxy in a particular manner until the Conflicts Officer has:

•	determined whether AI (or AI personnel) are subject to a conflict of interest in voting such proxy; and, if a conflict exists,
•	assessed whether such conflict is material or not; and, if material,
•	addressed the material conflict in a manner designed to serve the best interests of the affected AI Client.

Notice to Clients:

AI will deliver a copy of the Adviser's Form ADV Part 2A to current and prospective Clients. The referenced document contains a summary of AI's proxy voting policies and procedures.

Responses to Client Requests:

AI will, upon the reasonable request of a current or prospective Client, provide such current or prospective Client with a copy of the then current version of this Policy.

AI will, upon the reasonable request of a current Client, provide notification of how AI voted proxies on behalf of such Client during the prior one year period.

AI will track proxy policy and proxy voting record requests it receives from current and prospective Clients.

The heads of the AI Portfolio Management teams are responsible for supervising the implementation of this policy.  In addition, the appropriate AI Investment Committee(s) is responsible for overseeing the implementation of this policy.

V. Controls and Monitoring

AI Compliance is responsible for monitoring compliance with this policy on an ongoing basis.  As needed, but not less than annually, AI Compliance will request from Portfolio Management a list of all proxies voted during a given period.  AI Compliance will examine the way AI has voted and compare to the AI Proxy Policy to ensure that AI has been consistent with this policy.  Evidence of the review will be kept via a Compliance Monitoring Checklist.

VI. Reporting and Escalation / Exceptions

AI associates must promptly report all unapproved exceptions to this policy to their supervisor, who will report the unapproved exception to the appropriate AI Investment Committee(s) and the AI Compliance Executive, who together will determine the remedial action to be taken, if any.  The Compliance Executive will report all exceptions to the Chief Compliance Officer.

The Chief Compliance Officer will report any exception that is not resolved to his or her satisfaction, that cannot be resolved, or that otherwise suggests a material internal compliance controls issue, to AI Senior Management and the boards of directors for RICs, if applicable.

The Adviser may deviate from this policy only with written approval, upon review of the relevant facts and circumstances, from the Chief Compliance Officer.

VII. Questions / Contact Information

Please direct your questions to Fred Wofford at fred.h.wofford@bankofamerica.com

[1] As used in this policy, "Clients" include private investment funds ("Private Funds") exempt from the definition of an investment company pursuant to Section 3(c)(1) or 3(c)(7) of the Investment Company Act of 1940, as amended (the "1940 Act"), closed-end investment companies ("RICs") registered under the 1940 Act, business development companies electing to be subject to certain portions of the 1940 Act, Private Funds that are "plan assets" under the Employee Retirement Income Security Act of 1974, as amended ("Plan Asset Funds") and other institutional and high net worth investors ("Managed Accounts").  For the purposes of this policy, Clients do not include Private Funds or RICs that are sub-advised by third parties if the sub-adviser has been delegated the authority to vote proxies.

[2] The Alternative Investments group ("AI") includes the Adviser and various operating groups that support the Adviser and products within the Global Wealth and Investment Management division of Bank of America Corporation.

Policy Attributes	Do not alter this row, needed for WORD importing process. This information will not be displayed on the policy.
Document type	Policy
Review Frequency	Annual
Policy Level	Business Unit/Function/Country Level
Tracked Legal Entities	5512 - Bank of America Corporation (Tier Non-Tiered)
Governance Committees	GWIM Compliance and Registration & Licensing Committee
Risk Category	Compliance
Compliance Risk Category	251 - Obligations and Duties to Clients/Customers (Level One)
Record Type	CRP025 Policies and Procedures - Corporate - 10 yrs
Risk Framework	No
Risk Appetite	No
Content Owner	Wofford, Fred
Policy Administration Team	GWIM Compliance
Enterprise Reporting Hierarchy	301 - Alternative Investments (Level Five)

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1) Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Member - As of October 31, 2013:

Mr. Matthew J. Ahern is the portfolio manager (the “Portfolio Manager”) primarily responsible for the day-to-day management of the registrant’s portfolio, subject to such policies as may be adopted by the Board of Managers.

Mr. Ahern joined the Investment Adviser in 2004 via Fleet Bank’s Private Equity Portfolio (“PEP”) Funds group, which he joined in 2002. His responsibilities include evaluating potential private equity fund investments, documenting and closing new investments, and actively managing numerous Investment Adviser relationships for the benefit of third party investors. Mr. Ahern also has a leading role in assessing the performance, and providing key analysis regarding the Investment Adviser’s current and prospective underlying funds and direct investments. Prior to joining Fleet Bank, Mr. Ahern was a Director of Capitalyst Ventures, a seed stage venture capital fund with offices in Boston and Washington D.C., where he led the firm’s investment strategy efforts and was a member of the investment committee. Prior to launching that firm, he spent a year as a Financial Analyst in an M.B.A. private equity training program at HarbourVest Partners, an international private equity fund of funds group. Mr. Ahern holds a B.A. from Boston University and an M.B.A. in Entrepreneurship and Finance from Babson College, summa cum laude.

(a)(2) Other Accounts Managed by Portfolio Manager(s) or Management Team Member - As of October 31, 2013:

Matthew J. Ahern

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number	Total Assets	Number	Total Assets	Number	Total Assets
4	$376,234,111	25	$2,313,625,648	0	N/A

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees
4	$376,234,111	18	$1,837,243,148	0	N/A

Potential Conflicts of Interests

Real, potential or apparent conflicts of interest may arise should Mr. Ahern have day-to-day portfolio management responsibilities with respect to more than one fund.  Mr. Ahern may manage other accounts with investment strategies similar to the Registrant, including other investment companies, pooled investment vehicles and separately managed accounts.  Fees earned by the Investment Adviser may vary among these accounts and Mr. Ahern may personally invest in these accounts.  These factors could create conflicts of interest because Mr. Ahern may have incentives to favor certain accounts over others that could result in other accounts outperforming the Registrant.  However, the Investment Adviser believes that these risks are mitigated in the case of the Registrant since its investment program has been largely completed, subject only to follow-on investments which may be made to certain existing Portfolio Companies and Portfolio Funds.

(a)(3) Compensation Structure of Portfolio Manager(s) or Management Team Members - As of October 31, 2013:

Mr. Ahern’s compensation package consists of a combination of  base salary, annual incentive performance bonus and equity awards.  There is no direct link between Mr. Ahern’s compensation and the Registrant’s investment performance.

In determining the base salaries, Bank of America intends to be competitive in the marketplace and ensure salaries are commensurate with each member's experience and ultimate responsibilities within each member's respective business unit. Bank of America regularly evaluates base salary levels with external industry studies and analysis of industry trends.

Mr. Ahern’s annual bonus and equity awards are discretionary awards distributed after measuring each member’s contributions against quantitative and qualitative goals relative to their individual business responsibilities.  Quantitative goals are relative to the individual’s business unit, and are not directly related to the performance of the Registrant or any other portfolio relative to any benchmark, or to the size of the Registrant.  An example of a quantitative measure is associate turnover ratio.  Qualitative measures may include staff management and development, process management (ex:  adherence to internal and external policies), business management and strategic business input to the business platform.

(a)(4) Disclosure of Securities Ownership.

As of October 31, 2013, Mr. Ahern does not own any interest in the registrant.

(b) Not applicable.

Item 9. Purchase of Equity Securities By Close-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which members may recommend nominees to the Registrant's board of managers that would require disclosure.

Item 11. Controls and Procedures.

(a) The Registrant’s Chief Executive and Chief Financial Officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Excelsior Venture Partners III, LLC

By (Signature and Title)*	/s/ James D. Bowden
James D. Bowden, President and Chief Executive Officer

Date January 9, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James D. Bowden
James D. Bowden, President and Chief Executive Officer

Date January 9, 2014

By (Signature and Title)*	/s/ Steven L. Suss
Steven L. Suss, Treasurer and Chief Financial Officer

Date January 9, 2014

* Print the name and title of each signing officer under his or her signature.